Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	5
30/360 Days	30
Actual/360 Days	34

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 17, 2013
Closing Date:		September 18, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:		$1,294,029,653.21

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%		September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%		June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%		February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%		March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%		March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%		March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%		January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$79,705,572.91	0.3188223	$43,856,410.62	0.1754256	$35,849,162.29
Class A-2 Notes	$410,000,000.00	1.0000000	$410,000,000.00	1.0000000	$-
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$1,114,035,572.91	0.8674060	$1,078,186,410.62	0.8394933	$35,849,162.29

Weighted Avg. Coupon (WAC)	3.54%		3.53%
Weighted Avg. Remaining Maturity (WARM)	54.64		53.67
Pool Receivables Balance	$1,174,408,977.39		$1,137,058,152.37
Remaining Number of Receivables	65,960		65,003

Adjusted Pool Balance	$1,133,446,017.71		$1,097,596,855.42

III. COLLECTIONS

Principal:
Principal Collections	$35,764,836.40
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$565,661.91
Total Principal Collections	$36,330,498.31

Interest:
Interest Collections	$3,596,700.37
Late Fees & Other Charges	$63,828.48
Interest on Repurchase Principal	$-
Total Interest Collections	$3,660,528.85

Collection Account Interest	$547.53
Reserve Account Interest	$62.59
Servicer Advances	$-

Total Collections	$39,991,637.28

1 of 3

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	5
30/360 Days	30
Actual/360 Days	34

IV. DISTRIBUTIONS

Total Collections	$39,991,637.28
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$39,991,637.28

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$978,674.15		$978,674.15	$978,674.15
Collection Account Interest					$547.53
Late Fees & Other Charges					$63,828.48
Total due to Servicer					$1,043,050.16

2. Class A Noteholders Interest:
Class A-1 Notes		$16,561.05		$16,561.05
Class A-2 Notes		$194,750.00		$194,750.00
Class A-3 Notes		$352,658.33		$352,658.33
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$717,199.80		$717,199.80	$717,199.80

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$38,045,110.24

9. Regular Principal Distribution Amount:					$35,849,162.29
		Distributable Amount		Paid Amount
Class A-1 Notes				$35,849,162.29
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$35,849,162.29		$35,849,162.29
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$35,849,162.29		$35,849,162.29

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,195,947.95

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$40,962,959.68
Beginning Period Amount	$40,962,959.68
Current Period Amortization	$1,501,662.73
Ending Period Required Amount	$39,461,296.95
Ending Period Amount	$39,461,296.95
Next Distribution Date Required Amount	$37,987,018.38

2 of 3

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	5
30/360 Days	30
Actual/360 Days	34

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		1.71%	1.77%	1.77%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.02%	64,365	98.82%	$1,123,618,857.54
30 - 60 Days	0.76%	494	0.91%	$10,379,152.47
61 - 90 Days	0.18%	116	0.22%	$2,498,474.45
91 + Days	0.04%	28	0.05%	$561,667.91
		65,003		$1,137,058,152.37
Total
Delinquent Receivables 61 + days past due	0.22%	144	0.27%	$3,060,142.36
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.22%	143	0.27%	$3,156,062.32
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.19%	130	0.24%	$2,915,396.01
Three-Month Average Delinquency Ratio	0.21%		0.26%

Repossession in Current Period		51		$1,151,230.16
Repossession Inventory		73		$648,384.00

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,585,988.62
Recoveries				$(565,661.91)
Net Charge-offs for Current Period				$1,020,326.71

Beginning Pool Balance for Current Period				$1,174,408,977.39

Net Loss Ratio				1.04%
Net Loss Ratio for 1st Preceding Collection Period				0.69%
Net Loss Ratio for 2nd Preceding Collection Period				0.66%
Three-Month Average Net Loss Ratio for Current Period				0.80%

Cumulative Net Losses for All Periods				$2,671,097.52
Cumulative Net Losses as a % of Initial Pool Balance				0.20%

Principal Balance of Extensions				$6,629,549.57
Number of Extensions				290

3 of 3